Significant acquisition and equity transactions	12 Months Ended
Dec. 31, 2019
Significant acquisition and equity transactions
Significant acquisition and equity transactions
3.	Significant acquisition

(a)	Acquisition of Shan Shan Outlets

On July 10, 2019, the Group acquired 100% equity interest of Shan Shan Outlets for a total cash consideration of RMB2,950,000, in which RMB2,925,000 has been paid as of December 31, 2019. Shan Shan Outlets primarily engaged in outlet management business in China. The Group acquired Shan Shan Outlets to expand into the outlet business to supplement its growth strategy.
The acquisition had been accounted for as a business combination. The results of operations of Shan Shan Outlets have been included in the Group’s consolidated financial statements from the acquisition date. The assets acquired and liabilities assumed were recorded at their respective fair values on the date of acquisition. Shan Shan Outlets’ revenue contribution to the Group is RMB245,817 and is not considered material to the Group.
The Group accounted for this acquisition as business combination. The results of operations of Shan Shan Outlets have been included in the Group’s consolidated financial statements since the acquisition date. The assets acquired and liabilities assumed were recorded at their respective fair values on the date of acquisition. The purchase price allocations were determined by the Group with the assistance of an independent valuation appraiser and estimated by applying the income approach and depreciated replacement cost method as follows:

	RMB	Weighted average amortization period (in years)
Consideration:
Cash	2,925,000
Consideration payable	25,000

Total consideration transferred	2,950,000

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	175,822
Accounts receivable	6,420
Other receivables and prepayments	537,182
Inventories	46,603
Amounts due from related parties	12,821
Other long-term assets	25,000
Deferred tax assets, net	51,252
Property and equipment	461,408	14~20
Land use rights	837,160	30~40
Construction in progress	207,707
Investment in equity method investees	2,322,375

Total assets acquired	4,683,750
Accounts payable	(69,427)
Advances from customers	(42,795)
Accrued expenses and other current liabilities	(179,574)
Amounts due to related parties	(282,106)
Deferred income	(194,162)
Bank borrowings	(709,954)
Financial guarantee	(8,847)
Deferred tax liabilities	(91,272)
Total liabilities assumed	(1,578,137)

Net assets acquired	3,105,613
Non-controlling interests	(314,537)
Goodwill	158,924

	2,950,000

The goodwill of RMB158,924 was generated from the synergy of the acquisition that helps the Group gain presence in the offline outlet business in China and further enhances the ecosystem and fortifies the Group’s leading position in China’s discount retail segment. Goodwill is assigned to the Shan Shan Outlets segment. None of the goodwill is expected to be deductible for income tax purposes.
Revenues and net income of Shan Shan Outlets in the amount of RMB245.8 million and RMB31.5 million, respectively, attributable to Shan Shan Outlet were included in the Group’s consolidated statement of income and comprehensive income since the acquisition date.
Pro forma results of operations for the Shan Shan acquisition have not been presented as they are not material to the Group’s consolidated results.